Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Mining Concessions [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	S/ 76,135	S/ 76,904
Additions	[1]	19
Disposals	[1]	(261)	(854)
Transfers and reclassifications	[1]		85
Ending balance	[1]	75,893	76,135
Mining Concessions [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	12,184	12,119
Additions	[1]	72	65
Disposals	[1]
Transfers and reclassifications	[1]
Ending balance	[1]	12,256	12,184
Mining Concessions [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	42,858
Ending balance	[1]	42,858	42,858
Mining Concessions [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]		21,093
Ending balance	[1]	20,779
Mine Development [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	51,705	47,850
Additions	[1]	2,316	6,497
Disposals	[1]	(5)
Transfers and reclassifications	[1]	(41)	(2,642)
Ending balance	[1]	53,975	51,705
Mine Development [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	10,071	9,975
Additions	[1]	196	424
Disposals	[1]
Transfers and reclassifications	[1]		(328)
Ending balance	[1]	10,267	10,071
Mine Development [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	24,048
Ending balance	[1]	24,048	24,048
Mine Development [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]		17,586
Ending balance	[1]	19,660
Land [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		251,655	240,424
Additions			9,014
Disposals			(386)
Transfers and reclassifications		535	2,603
Ending balance		252,190	251,655
Land [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance
Additions
Disposals
Transfers and reclassifications
Ending balance
Land [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]
Ending balance	[1]
Land [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance			251,655
Ending balance		252,190
Buildings And Other Construction [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		684,338	674,846
Additions		535
Disposals		(307)
Transfers and reclassifications		5,976	9,492
Ending balance		690,542	684,338
Buildings And Other Construction [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		121,196	103,415
Additions		18,693	18,047
Disposals		(32)
Transfers and reclassifications			(266)
Ending balance		139,857	121,196
Buildings And Other Construction [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	13,578
Ending balance	[1]	13,578	13,578
Buildings And Other Construction [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance			549,564
Ending balance		537,107
Machinery, Equipment And Related Spare Parts [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		1,667,042	1,622,377
Additions		8,298	10,177
Disposals		(7,803)	(2,038)
Transfers and reclassifications		26,608	36,526
Ending balance		1,694,145	1,667,042
Machinery, Equipment And Related Spare Parts [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		556,147	466,835
Additions		95,325	90,385
Disposals		(7,282)	(1,636)
Transfers and reclassifications			563
Ending balance		644,190	556,147
Machinery, Equipment And Related Spare Parts [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	12,425
Ending balance	[1]	12,425	12,425
Machinery, Equipment And Related Spare Parts [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance			1,098,470
Ending balance		1,037,530
Furniture And Accessories [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		32,839	32,141
Additions		197	295
Disposals		(54)	(25)
Transfers and reclassifications		141	428
Ending balance		33,123	32,839
Furniture And Accessories [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		29,380	28,645
Additions		723	760
Disposals		(54)	(25)
Transfers and reclassifications
Ending balance		30,049	29,380
Furniture And Accessories [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	201
Ending balance	[1]	201	201
Furniture And Accessories [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance			3,258
Ending balance		2,873
Transportation Units [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		123,568	115,829
Additions		282	10,739
Disposals		(12,502)	(3,137)
Transfers and reclassifications		1,761	137
Ending balance		113,109	123,568
Transportation Units [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		83,227	76,760
Additions		8,357	9,098
Disposals		(10,952)	(2,631)
Transfers and reclassifications
Ending balance		80,632	83,227
Transportation Units [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	26
Ending balance	[1]	26	26
Transportation Units [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance			40,315
Ending balance		32,451
Computer Equipment and Tools [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		50,951	48,587
Additions		1,166	1,119
Disposals		(3)
Transfers and reclassifications		531	1,245
Ending balance		52,645	50,951
Computer Equipment and Tools [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		38,812	35,192
Additions		3,537	3,589
Disposals		(1)
Transfers and reclassifications			31
Ending balance		42,348	38,812
Computer Equipment and Tools [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	454
Ending balance	[1]	454	454
Computer Equipment and Tools [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance			11,685
Ending balance		9,843
Mine Rehabilitation Costs [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		1,515	1,515
Additions		7,775
Disposals
Transfers and reclassifications
Ending balance		9,290	1,515
Mine Rehabilitation Costs [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		99	55
Additions		1,517	44
Disposals
Transfers and reclassifications
Ending balance		1,616	99
Mine Rehabilitation Costs [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]
Ending balance	[1]
Mine Rehabilitation Costs [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance			1,416
Ending balance		7,674
Capitalized Interests [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		64,904	64,904
Additions
Disposals
Transfers and reclassifications
Ending balance		64,904	64,904
Capitalized Interests [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		5,978	4,458
Additions		1,521	1,520
Disposals
Transfers and reclassifications
Ending balance		7,499	5,978
Capitalized Interests [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]
Ending balance	[1]
Capitalized Interests [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance			58,926
Ending balance		57,405
Works In Progress And Units In Transit [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		47,449	59,126
Additions		30,644	43,910
Disposals		(144)	(94)
Transfers and reclassifications		(40,218)	(55,493)
Ending balance		37,731	47,449
Works In Progress And Units In Transit [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance
Additions
Disposals
Transfers and reclassifications
Ending balance
Works In Progress And Units In Transit [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	735
Ending balance	[1]	735	735
Works In Progress And Units In Transit [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance			46,714
Ending balance		36,996
Total [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		3,052,101	2,984,503
Additions		51,232	81,751
Disposals		(21,079)	(6,534)
Transfers and reclassifications		(4,707)	(7,619)
Ending balance		3,077,547	3,052,101
Total [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		857,094	737,454
Additions		129,941	123,932
Disposals		(18,321)	(4,292)
Transfers and reclassifications
Ending balance		968,714	857,094
Total [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	94,325
Ending balance	[1]	94,325	94,325
Total [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance			S/ 2,100,682
Ending balance		S/ 2,014,508

[1]	Mining concessions mainly include net acquisition costs of S/15,367,000 related to coal concessions acquired through a purchase option executed from 2011 to 2013. The caption also includes some concessions acquired by the Group for exploration activities related to the cement business. In previous years, the Company’s Management recognized a full impairment related to the total net book value of a closed zinc mining unit which included concession costs, development costs and related facilities and equipment. From this impairment estimate, S/42,858,000 corresponds to concession costs. According to Management’s expectation, the recoverable amount of this zinc mining unit is zero.